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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                      Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Cash Reserves Fund
            Schedule of Investments  9/30/2005 (unaudited)
Principal
 Amount                                                              Value
            COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5 %
            Banks - 1.5 %
            Thrifts & Mortgage Finance - 1.5 %
14,772,160  Federal Home Loan Mortgage Corp. Multifamily VRD
            Certificate, 1/15/42                                  $14,772,160
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost   $14,772,160)                                  $14,772,160
            CORPORATE BONDS - 33.0 %
            Materials - 0.3 %
            Diversified Chemical - 0.3 %
3,200,000   E.I. Dupont Nemour, 6.52%, 10/17/05                   $ 3,204,838
            Total Materials                                       $ 3,204,838
            Capital Goods - 5.7 %
            Construction & Farm Machinery & Heavy Trucks - 3.9 %
15,000,000  Caterpillar Financial Service Corp., Floating Rate, 10$14,967,105
21,500,000  Caterpillar Financial Service Corp., 5.95%, 5/1/06     21,775,243
2,000,000   Caterpillar Financial Service Corp., Floating Rate, 9/8 2,000,614
                                                                  $38,742,962
            Industrial Conglomerates - 1.8 %
18,000,000  General Electric Capital Corp., Floating Rate, 10/17/0$18,000,396
            Total Capital Goods                                   $56,743,358
            Commercial Services & Supplies - 0.7 %
            Office Services & Supplies - 0.7 %
7,000,000   Pitney Bowes, Inc., 5.875%, 5/1/06                    $ 7,085,939
            Total Commercial Services & Supplies                  $ 7,085,939
            Automobiles & Components - 3.1 %
            Automobile Manufacturers - 3.1 %
31,000,000  Toyota Motor Credit Corp Floating Rate, 6/23/06       $31,004,278
            Total Automobiles & Components                        $31,004,278
            Food, Beverage & Tobacco - 1.9 %
            Soft Drinks - 1.9 %
19,000,000  Pepsico, Inc., Floating Rate, 10/26/05                $18,954,476
            Total Food Beverage & Tobacco                         $18,954,476
            Pharmaceuticals & Biotechnology - 1.4 %
            Pharmaceuticals - 1.4 %
11,266,000  Abbott Laboratories, 5.625%, 7/1/06                   $11,383,414
2,000,000   Pfizer, Inc., 5.625%, 2/1/06                            2,015,386
                                                                  $13,398,800
            Total Pharmaceuticals & Biotechnology                 $13,398,800
            Banks - 8.5 %
            Diversified Banks - 8.5 %
21,500,000  Abbey National Treasury, Floating Rate, 1/13/06 (144A)$21,503,763
33,500,000  BNP Paribas, Floating Rate, 10/26/06 (144A)            33,500,000
6,500,000   Bank of America Corp., 7.125%, 5/1/06                   6,623,611
8,000,000   Wells Fargo Co. 7.125%, 8/15/06                         8,197,912
11,150,000  Wells Fargo Co., Floating Rate, 3/3/06                 11,156,512
3,500,000   Wells Fargo Co., Floating Rate, 6/12/06                 3,502,345
                                                                  $84,484,143
            Total Banks                                           $84,484,143
            Diversified Financials - 10.7 %
            Consumer Finance - 4.2 %
7,000,000   American Express, Floating Rate, 10/5/06              $ 7,000,385
18,065,000  American General Finance 5.875%, 7/14/2006             18,299,610
1,000,000   National Rural Utilities, 3.0%, 2/15/06                   997,842
12,450,000  National Rural Utilities, 6.0%, 5/15/06                12,590,025
3,000,000   SLM Corp., Floating Rate, 3/15/06                       3,002,838
                                                                  $41,890,700
            Investment Banking & Brokerage - 5.2 %
10,000,000  Credit Suisse First Boston Floating Rate, 6/19/2006   $10,021,240
2,135,000   Lehman Brothers Holdings, 6.625%, 2/5/06                2,154,651
3,000,000   Lehman Brothers Holdings, 6.25%, 5/15/06                3,046,278
10,000,000  Merrill Lynch & Co. Floating Rate, 8/3/06              10,000,000
4,000,000   Merrill Lynch & Co. Floating Rate, 3/17/06              4,001,472
9,000,000   Morgan Stanley Dean Witter, 6.1%, 4/15/06               9,108,531
13,300,000  Morgan Stanley, Floating Rate, 3/27/06                 13,320,283
                                                                  $51,652,455
            Diversified Financial Services - 1.3 %
 835,000    Bank One Corp., 6.50%, 2/1/06                         $   842,730
3,000,000   Citigroup Global Markets Float Rate, 7/25/06            3,003,933
1,100,000   Citigroup Inc., Floating Rate, 5/19/06                  1,101,047
3,700,000   General Electric Capital Corp., Floating Rate, 10/6/06  3,700,296
4,000,000   JP Morgan Chase & Co., 5.625%, 8/15/06                  4,048,780
                                                                  $12,696,786
            Total Diversified Financials                          $106,239,941
            Insurance - 0.1 %
            Multi-Line Insurance - 0.1 %
 700,000    American International Group, 2.85%, 12/1/05          $   699,403
            Total Insurance                                       $   699,403
            Technology Hardware & Equipment - 0.5 %
            Computer Hardware - 0.5 %
5,000,000   IBM Corp., Floating Rate, 12/8/05                     $ 5,000,000
            Total Technology Hardware & Equipment                 $ 5,000,000
            TOTAL CORPORATE BONDS
            (Cost   $326,815,176)                                 $326,815,176

            U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.0 %
18,000,000  Fannie Mae Discount Note 0.0%, 11/16/05               $17,920,476
17,000,000  Fannie Mae Discount Note 0.0%, 11/2/05                 16,949,782
15,000,000  Federal Home Loan Bank Discount, 0.0%, 11/18/05        14,930,715
17,500,000  Federal Home Loan Bank                                 17,476,043
11,500,000  Federal Home Loan Mortgage Corp, 0.0%, 11/1/05         11,468,226
18,250,000  Federal National Mortgage Association Discount Note, 0.18,131,539
6,000,000   Federal National Mortgage, Association, Discount Note,  5,994,738
18,000,000  Freddie Mac Discount Note, 0.0%, 12/6/05               17,881,596
17,750,000  Freddie Mac, Discount Note, 0.0%, 10/25/05             17,712,193
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $138,465,308
            (Cost   $138,465,308)                                 $138,465,308

            COMMERCIAL PAPER - 49.4 %
12,000,000  Abbey National Bank                                   $11,990,796
11,500,000  Abn-Amro North America                                 11,482,037
12,000,000  American Express Credit Corp.                          11,942,520
11,500,000  American General Financing Corp.                       11,500,000
12,000,000  American Honda Financial Services                      11,976,576
14,500,000  Bank of America Corp.                                  14,495,839
11,500,000  Barclays Capital, 3.825%, 12/21/05                     11,403,469
12,500,000  Bear Stearns, 3.69%, 12/5/05                           12,419,288
15,000,000  BNP Paribas, 3.55%, 10/3/05                            15,000,000
12,000,000  Citigroup Discount Commercial Paper                    11,979,060
12,000,000  Citigroup, 3.79%, 12/19/05                             11,902,728
4,500,000   Coca Cola Co., Discount Note, 1.03%, 1/4/05             4,480,470
11,000,000  Coca Cola Co., Discount Note, 3.76%, 12/20/05          10,910,383
11,750,000  Credit Suisse First Boston USA, 3.75%, 12/12/05        11,664,319
25,000,000  E.I. Dupont Nemour, Discount Note, 3.73%, 11/7/05      24,909,350
3,000,000   E.I. Dupont Nemour, Discount Note, 3.73%, 11/15/05      2,986,635
16,000,000  EXXON Corp., Discount Note, 3.51%, 10/5/05 (144A)      15,996,880
5,000,000   Golden Peanut, 3.66%, 11/14/05                          4,978,650
2,480,000   Hershey Foods, 3.71%, 11/21/05 (144A)                   2,467,476
10,000,000  Hershey Foods Discount Note, 3.71%, 10/31/05 (144A)     9,971,140
21,500,000  HSBC Finance Corp., 3.72%, 12/13/05                    21,341,588
11,500,000  International Lease Corp.                              11,474,275
11,500,000  JP Morgan, 0.0%, 10/18/05                              11,482,129
13,000,000  Morgan Stanley, 3.69%, 10/24/05                        12,972,024
14,000,000  Nationwide Life Insurance                              13,980,400
16,000,000  Nestle Capital Corp., 3.54%, 10/11/05                  15,987,408
4,000,000   Nestle Discount Note, 3.79%, 12/21/05 (144A)            3,966,732
15,000,000  Nestle Discount Note, 3.71%, 10/26/05 (144A)           14,964,450
16,000,000  PACCAR Financial, Discount Note, 3.64%, 12/1/05        15,904,544
4,000,000   PACCAR Financial, Discount Note, 3.64%, 12/1/05         3,967,404
28,000,000  Pepsico, Inc., Discount Note, 3.75%, 11/4/05           27,906,676
22,000,000  Proctor & Gamble, 3.72%, 10/28/05                      21,943,174
12,000,000  Proctor & Gamble, 3.72%, 11/30/05                      11,927,892
15,000,000  Proctor & Gamble, 3.72%, 11/29/05                      14,910,945
12,000,000  Royal Bank Scotland, 3.73%, 11/28/05                   11,930,280
11,750,000  Societe Generale, 3.74%, 12/12/05                      11,664,554
17,000,000  Toyota Motor Credit Co.                                16,998,385
11,500,000  UBS Discount Commercial Paper                          11,500,000
10,000,000  United Parcel Service, 3.65%, 11/3/05                   9,968,570
            TOTAL COMMERCIAL PAPER                                $489,249,046
            (Cost   $489,249,046)                                 $489,249,046

            REPURCHASE AGREEMENT - 4.7 %
46,900,000  UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of 10/1/05
            $46,900,000 plus accrued interest on 10/1/05 collateralized by
$48,382,200
            U.S. Treasury Bill, 2.375%, 8/15/06
            TOTAL REPURCHASE AGREEMENT
            (Cost   $46,900,000)                                  $46,900,000

            TOTAL INVESTMENTS IN SECURITIES - 102.6%
            (Cost $1,016,201,690)                                 $1,016,201,690

            OTHER ASSETS AND LIABILITIES - (2.6) %                $(26,848,954)

            TOTAL NET ASSETS - 100.0 %                            $989,352,736

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,016,201,739 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             $    0

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                  0

            Net unrealized gain                                   $    0




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.